PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment by Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment by Geographical Location [Line Items]
Total property and equipment, net	$ 126	$ 156
Israel [Member]
Schedule of Property and Equipment by Geographical Location [Line Items]
Total property and equipment, net	42	64
Romania [Member]
Schedule of Property and Equipment by Geographical Location [Line Items]
Total property and equipment, net	51	47
Germany [Member]
Schedule of Property and Equipment by Geographical Location [Line Items]
Total property and equipment, net	$ 33	$ 45